Employees’ End-of-Service Benefits - Schedule of Employees' End-of-Service Benefits (Details)	6 Months Ended					12 Months Ended
	Jun. 30, 2025 USD ($)		Jun. 30, 2025 AED (د.إ)		Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 AED (د.إ)		Dec. 31, 2023 AED (د.إ)		Dec. 31, 2022 AED (د.إ)
Schedule of Employees' End-of-Service Benefits [Abstract]
Balance at the beginning of the year	$ 166,606		د.إ 611,777		د.إ 412,678	$ 112,385		د.إ 412,678		د.إ 274,586
Add: provided for the period	26,187	[1]	96,160	[1]		96,901	[2]	355,819	[1],[2]	189,040	[2]
Less: paid during the period	(15,996)		(58,738)		د.إ (14,395)	(42,680)		(156,720)		(50,948)		د.إ (99,261)
Balance at the end of the period	$ 176,797		د.إ 649,199			$ 166,606		د.إ 611,777		د.إ 412,678		د.إ 274,586

[1]	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.
[2]	As per the court ruling on December 10, 2024, a payment of AED 142,326 was made to Arsalan Masood as part of his end of service benefits. This amount represents the actual expense recognized in accordance with the legal decision. The stated amount has already been deducted from the advance payment account. The remaining balance will be transferred to our bank by the court in 2025.